ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table summarizes activity in the Company’s ARO:
September 30,
2014 (Unaudited)
Balance, beginning of period	$-
Accretion expense	-
Reclamation expenditures	-
Additions and changes in estimates	813,983
Balance, end of period	$813,983